Contingencies, Commitments and Guarantees (Insolvency Assessments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Premiums and Other Receivables, Net	$ 22,244	$ 21,859
Other Assets:
Premium tax offset for future undiscounted assessments	50	60
Premium tax offsets currently available for paid assessments	84	69
Other Liabilities:
Insolvency assessments	73	93
Insurance-related Assessments [Member]
Loss Contingencies [Line Items]
Premiums and Other Receivables, Net	0	5
Total assets held for insolvency assessments	$ 134	$ 134